Schedule of Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross research and development expenses	€ 3,308	€ 3,728	€ 3,711
Research tax credit	448	518	561
Research grants credit	170	278	555
Research and Development Expense	€ 2,690	€ 2,932	€ 2,595